Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,751,170	$ 2,569,810
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIE	(1,751,170)	(2,569,810)
Net cash used in operating activities
CHANGES IN CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH, beginning of year
CASH AND RESTRICTED CASH, end of year